Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 71,673	$ 23,712	$ 8,732
Additions to tangible assets	15,682	50,082	17,584
Disposal of tangible assets	(2)	(118)	(430)
Reclassification	63	(76)	(5)
Depreciation expense	(7,275)	(3,141)	(2,123)
Translation adjustments	(1,296)	1,215	(46)
Ending balance	78,846	71,673	23,712
Gross value at end of period	105,965	93,043	41,529
Accumulated depreciation and impairment at end of period	(27,119)	(21,370)	(17,817)
Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,765	3,330	3,229
Additions to tangible assets	2,956	5,248	318
Disposal of tangible assets	0	4	0
Reclassification	(1,694)	8,258	15
Depreciation expense	(2,442)	(817)	(192)
Translation adjustments	(852)	742	(40)
Ending balance	14,733	16,765	3,330
Gross value at end of period	22,426	22,518	7,833
Accumulated depreciation and impairment at end of period	(7,693)	(5,752)	(4,503)
Technical Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,436	3,160	2,084
Additions to tangible assets	5,352	2,034	374
Disposal of tangible assets	0	(122)	(10)
Reclassification	52,577	692	1,974
Depreciation expense	(4,065)	(1,464)	(1,247)
Translation adjustments	(228)	136	(15)
Ending balance	58,072	4,436	3,160
Gross value at end of period	75,511	17,381	13,962
Accumulated depreciation and impairment at end of period	(17,440)	(12,946)	(10,802)
Fixtures, Fittings and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,171	2,435	2,172
Additions to tangible assets	1,339	854	329
Disposal of tangible assets	0	0	(1)
Reclassification	(612)	670	630
Depreciation expense	(767)	(861)	(684)
Translation adjustments	(75)	73	(11)
Ending balance	3,056	3,171	2,435
Gross value at end of period	5,043	5,843	4,149
Accumulated depreciation and impairment at end of period	(1,987)	(2,672)	(1,714)
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,301	14,787	1,247
Additions to tangible assets	6,035	41,946	16,563
Disposal of tangible assets	(2)	0	(419)
Reclassification	(50,208)	(9,696)	(2,624)
Depreciation expense	0	0	0
Translation adjustments	(141)	264	20
Ending balance	2,985	47,301	14,787
Gross value at end of period	2,985	47,301	15,585
Accumulated depreciation and impairment at end of period	$ 0	$ 0	$ (798)